American Century Investments®
Quarterly Portfolio Holdings
Disciplined Core Value Fund
September 30, 2020

Disciplined Core Value - Schedule of Investments
SEPTEMBER 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.9%
Aerospace and Defense — 0.6%
General Dynamics Corp.	17,054	2,360,785
Huntington Ingalls Industries, Inc.	23,307	3,280,461
Lockheed Martin Corp.	19,558	7,496,190
		13,137,436
Air Freight and Logistics — 0.8%
United Parcel Service, Inc., Class B	107,149	17,854,238
Airlines — 0.1%
Delta Air Lines, Inc.	61,380	1,877,000
Auto Components — 0.3%
BorgWarner, Inc.	190,145	7,366,217
Banks — 6.7%
Bank of America Corp.	1,167,812	28,132,591
Citigroup, Inc.	125,641	5,416,383
Citizens Financial Group, Inc.	256,111	6,474,486
Comerica, Inc.	282,339	10,799,467
Fifth Third Bancorp	350,652	7,475,901
JPMorgan Chase & Co.	416,573	40,103,483
M&T Bank Corp.	65,897	6,068,455
PNC Financial Services Group, Inc. (The)	30,213	3,320,711
Prosperity Bancshares, Inc.	209,446	10,855,586
Regions Financial Corp.	109,845	1,266,513
SVB Financial Group(1)	26,775	6,442,600
Truist Financial Corp.	169,631	6,454,460
U.S. Bancorp	49,364	1,769,699
Wells Fargo & Co.	140,139	3,294,668
Zions Bancorp N.A.	244,854	7,154,634
		145,029,637
Beverages — 1.3%
Coca-Cola Co. (The)	19,952	985,031
Molson Coors Beverage Co., Class B	343,534	11,529,001
Monster Beverage Corp.(1)	391	31,358
PepsiCo, Inc.	119,245	16,527,357
		29,072,747
Biotechnology — 3.8%
AbbVie, Inc.	258,817	22,669,781
Alexion Pharmaceuticals, Inc.(1)	35,420	4,053,111
Amgen, Inc.	67,033	17,037,107
Biogen, Inc.(1)	43,241	12,266,607
Gilead Sciences, Inc.	260,049	16,432,496
Incyte Corp.(1)	28,779	2,582,627
Regeneron Pharmaceuticals, Inc.(1)	11,155	6,244,346
		81,286,075
Building Products — 1.0%
Fortune Brands Home & Security, Inc.	104,871	9,073,439
Johnson Controls International plc	36,916	1,508,018
Masco Corp.	210,875	11,625,539
		22,206,996

Capital Markets — 3.8%
Ameriprise Financial, Inc.	43,756	6,743,237
BlackRock, Inc.	14,790	8,334,904
Cboe Global Markets, Inc.	90,127	7,907,743
FactSet Research Systems, Inc.	18,844	6,310,479
Franklin Resources, Inc.	173,605	3,532,862
Goldman Sachs Group, Inc. (The)	48,111	9,668,868
Moody's Corp.	31,283	9,067,378
Morgan Stanley	167,918	8,118,835
State Street Corp.	117,914	6,995,838
T. Rowe Price Group, Inc.	119,952	15,380,245
		82,060,389
Chemicals — 1.9%
Dow, Inc.	197,480	9,291,434
Eastman Chemical Co.	169,568	13,246,652
LyondellBasell Industries NV, Class A	259,857	18,317,320
		40,855,406
Commercial Services and Supplies — 0.3%
Republic Services, Inc.	56,681	5,291,172
Waste Management, Inc.	12,437	1,407,495
		6,698,667
Communications Equipment — 0.9%
Cisco Systems, Inc.	398,983	15,715,940
Juniper Networks, Inc.	113,980	2,450,570
Motorola Solutions, Inc.	13,455	2,109,879
		20,276,389
Construction and Engineering — 0.2%
Quanta Services, Inc.	83,206	4,398,269
Consumer Finance — 1.0%
Capital One Financial Corp.	98,907	7,107,457
Discover Financial Services	27,359	1,580,803
Synchrony Financial	458,489	11,998,657
		20,686,917
Containers and Packaging — 2.3%
Amcor plc	1,349,459	14,911,522
International Paper Co.	524,146	21,248,879
Packaging Corp. of America	78,880	8,601,864
WestRock Co.	121,584	4,223,828
		48,986,093
Distributors — 0.3%
Genuine Parts Co.	28,127	2,676,846
LKQ Corp.(1)	107,031	2,967,970
		5,644,816
Diversified Consumer Services — 0.1%
H&R Block, Inc.	113,604	1,850,609
Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B(1)	157,222	33,478,853
Diversified Telecommunication Services — 2.3%
AT&T, Inc.	357,912	10,204,071
CenturyLink, Inc.	228,272	2,303,264
Verizon Communications, Inc.	625,165	37,191,066
		49,698,401
Electric Utilities — 1.9%
Duke Energy Corp.	36,227	3,208,263

Evergy, Inc.	95,248	4,840,503
Exelon Corp.	194,783	6,965,440
IDACORP, Inc.	10,673	852,773
NextEra Energy, Inc.	36,831	10,222,812
NRG Energy, Inc.	357,204	10,980,451
OGE Energy Corp.	28,563	856,604
PPL Corp.	1,875	51,019
Southern Co. (The)	64,989	3,523,704
		41,501,569
Electrical Equipment — 1.0%
Eaton Corp. plc	72,514	7,398,603
Emerson Electric Co.	200,529	13,148,687
		20,547,290
Electronic Equipment, Instruments and Components — 0.3%
Jabil, Inc.	102,583	3,514,494
Zebra Technologies Corp., Class A(1)	9,192	2,320,612
		5,835,106
Energy Equipment and Services — 0.3%
Baker Hughes Co.	423,042	5,622,228
Entertainment — 0.9%
Activision Blizzard, Inc.	123,510	9,998,134
Electronic Arts, Inc.(1)	78,755	10,270,440
		20,268,574
Equity Real Estate Investment Trusts (REITs) — 4.4%
AvalonBay Communities, Inc.	26,813	4,004,253
CubeSmart	199,365	6,441,483
Digital Realty Trust, Inc.	17,110	2,511,064
Extra Space Storage, Inc.	83,278	8,909,913
Gaming and Leisure Properties, Inc.	155,462	5,741,212
Healthcare Trust of America, Inc., Class A	92,874	2,414,724
Industrial Logistics Properties Trust	59,022	1,290,811
Life Storage, Inc.	82,875	8,724,251
Medical Properties Trust, Inc.	425,337	7,498,691
National Retail Properties, Inc.	33,761	1,165,092
Prologis, Inc.	25,797	2,595,694
Public Storage	43,829	9,761,595
Realty Income Corp.	177,066	10,756,759
Regency Centers Corp.	781	29,694
Simon Property Group, Inc.	24,645	1,594,039
VICI Properties, Inc.	426,064	9,957,116
WP Carey, Inc.	182,842	11,913,985
		95,310,376
Food and Staples Retailing — 0.6%
Kroger Co. (The)	94,752	3,213,040
Sysco Corp.	63,774	3,968,018
Walgreens Boots Alliance, Inc.	40,833	1,466,722
Walmart, Inc.	28,919	4,046,057
		12,693,837
Food Products — 3.2%
Campbell Soup Co.	72,231	3,493,814
General Mills, Inc.	427,858	26,390,281
Hershey Co. (The)	67,204	9,633,021
Hormel Foods Corp.	155,225	7,588,950

Kellogg Co.	194,505	12,563,078
Kraft Heinz Co. (The)	324,609	9,722,040
		69,391,184
Health Care Equipment and Supplies — 2.0%
Abbott Laboratories	150,257	16,352,469
ABIOMED, Inc.(1)	12,632	3,499,822
Baxter International, Inc.	129,869	10,444,065
Danaher Corp.	13,384	2,881,977
DexCom, Inc.(1)	2,295	946,068
Medtronic plc	53,238	5,532,493
Zimmer Biomet Holdings, Inc.	25,054	3,410,851
		43,067,745
Health Care Providers and Services — 3.4%
Anthem, Inc.	39,905	10,718,084
Cardinal Health, Inc.	316,128	14,842,210
Cigna Corp.	14,899	2,524,039
CVS Health Corp.	252,513	14,746,759
Humana, Inc.	20,965	8,677,204
McKesson Corp.	45,661	6,800,293
UnitedHealth Group, Inc.	44,904	13,999,720
		72,308,309
Health Care Technology — 0.4%
Cerner Corp.	125,301	9,058,009
Hotels, Restaurants and Leisure — 0.7%
Darden Restaurants, Inc.	25,441	2,562,926
Las Vegas Sands Corp.	641	29,909
McDonald's Corp.	42,928	9,422,267
Starbucks Corp.	346	29,728
Vail Resorts, Inc.	14,781	3,162,691
		15,207,521
Household Durables — 0.4%
Leggett & Platt, Inc.	90,852	3,740,377
Mohawk Industries, Inc.(1)	26,319	2,568,471
PulteGroup, Inc.	53,709	2,486,190
		8,795,038
Household Products — 2.2%
Clorox Co. (The)	30,326	6,373,615
Colgate-Palmolive Co.	29,794	2,298,607
Kimberly-Clark Corp.	149,933	22,139,107
Procter & Gamble Co. (The)	114,654	15,935,760
		46,747,089
Industrial Conglomerates — 2.0%
3M Co.	216,934	34,748,488
Carlisle Cos., Inc.	11,814	1,445,679
Honeywell International, Inc.	38,235	6,293,864
		42,488,031
Insurance — 4.1%
Aflac, Inc.	185,940	6,758,919
Allstate Corp. (The)	133,417	12,559,876
Aon plc, Class A	16,975	3,501,943
Assurant, Inc.	34,717	4,211,519
Brown & Brown, Inc.	80,457	3,642,288
First American Financial Corp.	158,088	8,048,260
Marsh & McLennan Cos., Inc.	93,061	10,674,097

MetLife, Inc.	442,003	16,429,252
Old Republic International Corp.	96,035	1,415,556
Principal Financial Group, Inc.	146,060	5,881,836
Prudential Financial, Inc.	200,251	12,719,944
Travelers Cos., Inc. (The)	24,697	2,671,968
		88,515,458
Interactive Media and Services — 2.4%
Alphabet, Inc., Class A(1)	27,994	41,028,006
Facebook, Inc., Class A(1)	41,154	10,778,233
		51,806,239
Internet and Direct Marketing Retail — 2.2%
Amazon.com, Inc.(1)	11,763	37,038,511
Booking Holdings, Inc.(1)	1,901	3,252,003
eBay, Inc.	134,045	6,983,744
		47,274,258
IT Services — 3.6%
Akamai Technologies, Inc.(1)	20,230	2,236,224
Automatic Data Processing, Inc.	65,556	9,144,406
Cognizant Technology Solutions Corp., Class A	39,730	2,758,057
International Business Machines Corp.	248,962	30,291,207
MasterCard, Inc., Class A	10,672	3,608,950
Paychex, Inc.	153,830	12,271,019
Visa, Inc., Class A	32,169	6,432,835
Western Union Co. (The)	528,397	11,323,548
		78,066,246
Leisure Products — 0.1%
Polaris, Inc.	32,819	3,096,144
Life Sciences Tools and Services — 0.5%
Agilent Technologies, Inc.	117,605	11,871,049
Machinery — 2.2%
AGCO Corp.	111,114	8,252,437
Caterpillar, Inc.	85,742	12,788,419
Cummins, Inc.	83,058	17,538,527
Flowserve Corp.	87,076	2,376,304
Snap-on, Inc.	50,359	7,409,320
		48,365,007
Media — 1.2%
Comcast Corp., Class A	164,575	7,613,239
Discovery, Inc., Class C(1)	59,872	1,173,491
DISH Network Corp., Class A(1)	93,384	2,710,938
Interpublic Group of Cos., Inc. (The)	799,130	13,321,497
		24,819,165
Metals and Mining — 0.7%
Nucor Corp.	72,837	3,267,468
Reliance Steel & Aluminum Co.	76,909	7,847,794
Steel Dynamics, Inc.	163,368	4,677,226
		15,792,488
Multi-Utilities — 0.3%
Dominion Energy, Inc.	75,651	5,971,133
Multiline Retail — 0.8%
Target Corp.	115,312	18,152,415
Oil, Gas and Consumable Fuels — 1.3%
Chevron Corp.	50,887	3,663,864
ConocoPhillips	26,281	863,068

EOG Resources, Inc.	55,131	1,981,408
Exxon Mobil Corp.	181,824	6,242,018
HollyFrontier Corp.	1,702	33,546
Kinder Morgan, Inc.	321,597	3,965,291
Phillips 66	37,409	1,939,283
Valero Energy Corp.	783	33,920
Williams Cos., Inc. (The)	526,217	10,340,164
		29,062,562
Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	55,541	12,121,823
Pharmaceuticals — 6.6%
Bristol-Myers Squibb Co.	548,680	33,079,917
Eli Lilly & Co.	16,933	2,506,423
Jazz Pharmaceuticals plc(1)	44,955	6,410,133
Johnson & Johnson	248,688	37,024,669
Merck & Co., Inc.	323,847	26,863,109
Mylan NV(1)	390,100	5,785,183
Pfizer, Inc.	809,080	29,693,236
		141,362,670
Professional Services — 0.5%
Robert Half International, Inc.	191,055	10,114,452
Road and Rail — 0.8%
CSX Corp.	110,165	8,556,516
Kansas City Southern	38,745	7,006,258
Union Pacific Corp.	6,406	1,261,149
		16,823,923
Semiconductors and Semiconductor Equipment — 3.5%
Broadcom, Inc.	73,412	26,745,460
Intel Corp.	327,840	16,975,555
KLA Corp.	16,597	3,215,503
Lam Research Corp.	11,531	3,825,409
Maxim Integrated Products, Inc.	44,005	2,975,178
QUALCOMM, Inc.	788	92,732
Texas Instruments, Inc.	148,322	21,178,898
		75,008,735
Software — 5.3%
Adobe, Inc.(1)	23,067	11,312,749
Autodesk, Inc.(1)	8,433	1,948,107
Cadence Design Systems, Inc.(1)	83,909	8,947,217
DocuSign, Inc.(1)	166	35,730
Intuit, Inc.	11,621	3,790,887
Microsoft Corp.	190,606	40,090,160
NortonLifeLock, Inc.	659,110	13,735,852
Oracle Corp. (New York)	124,459	7,430,202
salesforce.com, Inc.(1)	56,725	14,256,127
ServiceNow, Inc.(1)	18,307	8,878,895
VMware, Inc., Class A(1)	21,573	3,099,393
		113,525,319
Specialty Retail — 2.0%
AutoZone, Inc.(1)	2,206	2,597,874
Best Buy Co., Inc.	38,006	4,229,688
Home Depot, Inc. (The)	93,542	25,977,549
Lowe's Cos., Inc.	43,375	7,194,177
Ulta Beauty, Inc.(1)	14,811	3,317,368
		43,316,656

Technology Hardware, Storage and Peripherals — 3.3%
Apple, Inc.	338,110	39,156,519
HP, Inc.	633,247	12,025,361
NetApp, Inc.	181,226	7,944,948
Seagate Technology plc	265,108	13,061,871
		72,188,699
Textiles, Apparel and Luxury Goods — 0.2%
Hanesbrands, Inc.	252,968	3,984,246
Trading Companies and Distributors — 1.7%
Fastenal Co.	362,902	16,363,251
W.W. Grainger, Inc.	19,931	7,110,783
Watsco, Inc.	59,032	13,747,963
		37,221,997
TOTAL COMMON STOCKS (Cost $1,782,141,322)		2,089,767,745
EXCHANGE-TRADED FUNDS — 0.5%
iShares Russell 1000 Value ETF (Cost $10,836,908)	90,408	10,679,897
TEMPORARY CASH INVESTMENTS — 2.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.875%, 12/15/21 - 8/15/47, valued at $21,107,591), in a joint trading account at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $20,697,612)		20,697,583
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 9/30/22, valued at $31,930,145), at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $31,304,043)		31,304,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	15,953	15,953
TOTAL TEMPORARY CASH INVESTMENTS (Cost $52,017,536)		52,017,536
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $1,844,995,766)		2,152,465,178
OTHER ASSETS AND LIABILITIES — 0.2%		3,875,447
TOTAL NET ASSETS — 100.0%		$2,156,340,625

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	155	December 2020	$25,978,000	$168,456
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,089,767,745	—	—
Exchange-Traded Funds	10,679,897	—	—
Temporary Cash Investments	15,953	52,001,583	—
	2,100,463,595	52,001,583	—
Other Financial Instruments
Futures Contracts	168,456	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.